Related Party Transactions (Details) - Related Party [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
DBDC [Member]
Related Party Transactions [Line Items]
Amount received	$ 117	$ 128
NAC [Member]
Related Party Transactions [Line Items]
Amounts payable	$ 60	$ 51